Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	5,138	5,799
Equity securities	5,138	5,799
Investments in associates, current	0	0
Investments in associates, non-current	151	155
Investments in associates	151	155
Equity investments, current	0	0
Equity investments, non-current	5,289	5,954
Equity investments	5,289	5,954
Other financial assets, current	853	2,758
Other financial assets, non-current	5,626	6,275
Other financial assets	€ 6,479	€ 9,033
Equity investments as % of other financial assets, current	0.00%	0.00%
Equity investments as % of other financial assets, non-current	94.00%	95.00%
Equity investments as % of other financial assets	82.00%	66.00%